5. Concentrations (Annual)	9 Months Ended	11 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual
5. Concentrations

NOTE 6 – Concentrations

For the three months ended March 31, 2014 and for the period January 29 (inception) to March 31, 2013, the Company’s largest customer accounted for approximately 70% and 27% of sales, respectively. In addition, during the period January 29 (inception) to March 31, 2013 one other customer accounted for approximately 39% of sales.

For the three months ended March 31, 2014 and for the period January 29 (inception) to March 31, 2013, the Company purchased approximately 100% of its products from one distributor.

NOTE 5 – Concentrations

For the period January 29, 2013 to December 31, 2013, the Company’s largest customer accounted for approximately 51% of sales.

For the period January 29, 2013 to December 31, 2013, the Company purchased approximately 81% of its products from one distributor.